Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 442,000	$ 2,004,000	$ 9,000	$ 371,000
Deferred tax assets	48,000
Federal research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 37,000	37,000
Expiring date, description	The credit begins to expire in 2034 if not utilized.
California state research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000	39,000
State [Member]
Income Taxes (Textual)
Net operating loss	$ 8,985,000	7,897,000
Expiring date, description	Expiring in 2038 and 2037.
Federal [Member]
Income Taxes (Textual)
Net operating loss	$ 7,643,000	6,686,000
Expiring date, description	Expiring in 2038 and 2037.
Japan [Member]
Income Taxes (Textual)
Net operating loss	$ 339,000	$ 326,000
Expiring date, description	Expiring in 2028 and 2027.